Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

34.  Derivative financial instruments

See related accounting policies in Note 2.4(b).

(a)	Copper and Zinc price hedges –

The volatility in the prices of these minerals led Management to enter into futures contracts in previous years. These contracts aimed to reduce the cash flow risk attributable to the fluctuation in the prices of copper and zinc, in line with existing sales commitments, which in total should not exceed 50 percent of the estimated metal content in their production for the next 12 months, according to the risk strategy approved by the Board of Directors.

During the year 2023, Management assessed its hedging risk strategy for the prices of these metals, so the Group did not enter into new futures contracts since the end of the first quarter of 2023 to date. As a result of this decision, as of December 31, 2024, and December 31, 2023, the Company did not have any outstanding receivable/payable amounts related to hedging derivative financial instruments not receivable/payable amounts from closed positions. For the years 2023 and 2022, the Group recognized an unrealized loss of US$8,839,000 and an unrealized gain of US$15,171,000, respectively, under the item “Hedging derivative financial instruments” (unrealized loss of US$6,232,000 and unrealized gain of US$10,696,000 net of income tax, respectively).

As of December 31, 2024, the Group does not have any hedging derivative contracts for copper and zinc prices.

(b)	Interest rate hedge –

As of December 31, 2024 and 2023, the Company did not have hedging derivative instruments. For the years 2022, the effect on results was a gain of US$818,000, and is presented in the caption of “Financial costs” see note 29(a).

Changes in “Hedge derivative financial instruments” is included in “Unrealized gain (loss) on hedge derivative financial instruments of interest rate hedge, net of income tax” in consolidated statements of other comprehensive income.

For the year 2022, the Company recorded an unrealized gain of US$644,000 (unrealized gain of US$454,000 net of income tax).

Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As indicated in note 2(d) the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2024 and 2023, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2024
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	182,734	January to May 2025	Between 4.015 and 4.410	Between 3.934 and 3.998	(33,125)
Copper Cathode	1,764	January 2025	4.011	3.934	(136)
Molybdenum	5,912	January to April 2025	Between 18.630 and 19.279	18.546	(2,885)
	Ounces payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	725	January to May 2025	Between 29.792 and 32.836	Between 29.060 and 29.670	(1,458)

					(37,604)

			As of December 31, 2023
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	231,774	January to May 2024	Between 3.588 and 3.840	Between 3.850 and 3.897	34,581
Copper Cathode	5,072	January 2024	3.869	3.850	(95)
Molybdenum	2,173	January to February 2024	Between 15.251 and 17.803	17.395	2,384

	Ounces
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Ounces	US$/Ounces	US$(000)
Silver	757	January to May 2024	Between 21.568 and 24.910	Between 23.910 and 24.370	565

					37,435

Embedded derivative adjustments are recorded on the statements of financial position in “Trade account receivable – related parties.”